Derivative financial instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Text Block [Abstract]
Gain/Loss on derivative transactions	¥ 588	¥ 13,419
The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral	35,148	6,750	¥ 4,126
The aggregate fair value amount of assets that are already posted as cash collateral	75,394	¥ 230,830	¥ 105,460
The maximum amount of assets to be posted or for which Toyota could be required to settle the contracts if the ratings of Toyota decline below specified thresholds	¥ 35,148